SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions							12 Months Ended
	Nov. 06, 2020 USD ($) $ / shares shares	Sep. 22, 2020 HKD ($)	Sep. 22, 2020 USD ($)	Nov. 02, 2018 shares	Aug. 21, 2018 shares	Jan. 05, 2015 shares	Jul. 31, 2018 USD ($)	Jul. 31, 2020	Apr. 30, 2020	Apr. 22, 2020	Jul. 31, 2019 USD ($)	Jul. 29, 2019 HKD ($)	Jul. 29, 2019 USD ($)	Apr. 22, 2019
SUBSEQUENT EVENTS
Investment in life insurance contract											$ 1,277,514
Number of shares issued (in shares) | shares				49,950,000	50,000	50,000,000
Gross proceeds							$ 755,139
Subsequent events | Registered direct offering
SUBSEQUENT EVENTS
Number of shares issued (in shares) | shares	4,347,826
Price of shares issued (in dollars per share) | $ / shares	$ 0.92
Gross proceeds	$ 4,000,000
Net Proceeds	$ 3,500,000
Number of shares called by warrants issued (in shares) | shares	4,347,826
Exercise price of warrants (in dollars per share) | $ / shares	$ 1.10
Term of warrants	5 years
Period after which the exercise price of warrants may reset to the closing bid price	1 year
Manulife (International) Limited ("Manulife")
SUBSEQUENT EVENTS
Investment in life insurance contract												$ 10.0	$ 1,290,289
Manulife (International) Limited ("Manulife") | Subsequent events
SUBSEQUENT EVENTS
Refund received upon early termination		$ 9.5	$ 1,219,128
Early redemption penalty			$ 64,684
LGC
SUBSEQUENT EVENTS
Equity interest acquired (as a percent)								51.20%	51.20%	51.20%				51.20%